Average Annual Total Returns	0 Months Ended
	Oct. 01, 2011
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Average Annual Return:
1 Year	7.16%
5 Year	0.81%
10 Year	4.06%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.96%
5 Year	0.26%
10 Year	3.29%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.91%
5 Year	0.59%
10 Year	3.22%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class B
Average Annual Return:
1 Year	7.76%
5 Year	0.87%
10 Year	4.15%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class C
Average Annual Return:
1 Year	11.74%
5 Year	1.26%
10 Year	3.92%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A
Average Annual Return:
1 Year	7.90%
5 Year	0.57%
10 Year	0.27%
Inception Date of Share Class	Nov. 04, 1998
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.12%
5 Year	(0.40%)
10 Year	(0.37%)
Inception Date of Share Class	Nov. 04, 1998
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.31%
5 Year	0.37%
10 Year	0.08%
Inception Date of Share Class	Nov. 04, 1998
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class B
Average Annual Return:
1 Year	8.82%
5 Year	0.70%
10 Year	0.34%
Inception Date of Share Class	Nov. 03, 1998
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class C
Average Annual Return:
1 Year	12.61%
5 Year	1.01%
10 Year	0.12%
Inception Date of Share Class	Apr. 30, 1999
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Average Annual Return:
1 Year	24.24%
5 Year
Since Inception	1.87%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	24.24%
5 Year
Since Inception	1.80%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	15.76%
5 Year
Since Inception	1.56%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class C
Average Annual Return:
1 Year	29.82%
5 Year
Since Inception	2.67%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year
Since Inception	2.96%	[1]
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A
Average Annual Return:
1 Year	10.07%
5 Year	0.31%
Since Inception	4.93%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.03%
5 Year	(0.27%)
Since Inception	4.48%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.61%
5 Year	0.11%
Since Inception	4.15%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class B
Average Annual Return:
1 Year	10.92%
5 Year	0.38%
Since Inception	5.04%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class C
Average Annual Return:
1 Year	14.95%
5 Year	0.74%
Since Inception	4.99%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
Since Inception	5.70%	[2]
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Average Annual Return:
1 Year	7.92%
5 Year	0.20%
10 Year	0.40%
Inception Date of Share Class	May 02, 1996
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	7.82%
5 Year	(1.07%)
10 Year	(0.65%)
Inception Date of Share Class	May 02, 1996
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.26%
5 Year	(0.02%)
10 Year	0.14%
Inception Date of Share Class	May 02, 1996
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class B
Average Annual Return:
1 Year	8.68%
5 Year	0.25%
10 Year	0.47%
Inception Date of Share Class	May 06, 1996
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class C
Average Annual Return:
1 Year	12.67%
5 Year	0.64%
10 Year	0.24%
Inception Date of Share Class	Oct. 01, 1998
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.70%
5 Year	2.76%
10 Year	2.46%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Average Annual Return:
1 Year	19.33%
5 Year	0.23%
10 Year	7.52%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	19.33%
5 Year	(0.48%)
10 Year	6.70%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.57%
5 Year	0.02%
10 Year	6.36%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class B
Average Annual Return:
1 Year	20.67%
5 Year	0.31%
10 Year	7.58%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class C
Average Annual Return:
1 Year	24.67%
5 Year	0.70%
10 Year	7.37%
Inception Date of Share Class	Aug. 30, 2002
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Year	3.52%
10 Year	8.42%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Average Annual Return:
1 Year	26.94%
5 Year	3.01%
10 Year	3.71%
Inception Date of Share Class	Jan. 30, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	26.94%
5 Year	1.39%
10 Year	2.77%
Inception Date of Share Class	Jan. 30, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.51%
5 Year	1.86%
10 Year	2.83%
Inception Date of Share Class	Jan. 30, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class B
Average Annual Return:
1 Year	28.72%
5 Year	3.10%
10 Year	3.78%
Inception Date of Share Class	Jan. 30, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class C
Average Annual Return:
1 Year	32.73%
5 Year	3.48%
10 Year	3.63%
Inception Date of Share Class	Jan. 30, 2004
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year	5.30%
10 Year	3.78%
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A
Average Annual Return:
1 Year	0.87%
5 Year	(0.48%)
Since Inception	5.58%	[3]
Inception Date of Share Class	Oct. 31, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.47%
5 Year	(0.89%)
Since Inception	5.07%	[3]
Inception Date of Share Class	Oct. 31, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.79%
5 Year	(0.45%)
Since Inception	4.70%	[3]
Inception Date of Share Class	Oct. 31, 2003
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class B
Average Annual Return:
1 Year	1.25%
5 Year	(0.47%)
Since Inception	5.66%	[3]
Inception Date of Share Class	Apr. 08, 2005
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class C
Average Annual Return:
1 Year	5.28%
5 Year	(0.07%)
Since Inception	5.64%	[3]
Inception Date of Share Class	Apr. 08, 2005
(Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Year	1.37%
Since Inception	7.52%	[3]
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	13.68%
5 Year	2.22%
10 Year	4.82%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.46%
5 Year	1.62%
10 Year	4.01%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.19%
5 Year	1.79%
10 Year	3.88%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class
Average Annual Return:
1 Year	14.82%
5 Year	2.03%
10 Year	1.13%
Inception Date of Share Class	Feb. 14, 1985
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.83%
5 Year	1.01%
10 Year	0.42%
Inception Date of Share Class	Feb. 14, 1985
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.04%
5 Year	1.61%
10 Year	0.79%
Inception Date of Share Class	Feb. 14, 1985
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Average Annual Return:
1 Year	31.99%
5 Year
Since Inception	3.70%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	31.99%
5 Year
Since Inception	3.62%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	20.79%
5 Year
Since Inception	3.12%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year
Since Inception	2.96%	[1]
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class
Average Annual Return:
1 Year	17.12%
5 Year	1.81%
Since Inception	6.08%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.03%
5 Year	1.18%
Since Inception	5.62%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.24%
5 Year	1.37%
Since Inception	5.17%	[2]
Inception Date of Share Class	Aug. 29, 2003
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
Since Inception	5.70%	[2]
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Average Annual Return:
1 Year	14.83%
5 Year	1.65%
10 Year	1.25%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.69%
5 Year	0.33%
10 Year	0.14%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.83%
5 Year	1.20%
10 Year	0.84%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.70%
5 Year	2.76%
10 Year	2.46%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Average Annual Return:
1 Year	26.95%
5 Year	1.72%
10 Year	8.43%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	26.95%
5 Year	0.98%
10 Year	7.58%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.52%
5 Year	1.28%
10 Year	7.17%
Inception Date of Share Class	Jan. 31, 2002
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Year	3.52%
10 Year	8.42%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Average Annual Return:
1 Year	35.08%
5 Year	4.52%
10 Year	4.59%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	35.08%
5 Year	2.89%
10 Year	3.65%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	22.80%
5 Year	3.15%
10 Year	3.61%
Inception Date of Share Class	Nov. 11, 1994
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year	5.30%
10 Year	3.78%
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Average Annual Return:
1 Year	7.33%
5 Year	0.93%
Since Inception	6.64%	[3]
Inception Date of Share Class	Apr. 08, 2005
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.84%
5 Year	0.49%
Since Inception	6.08%	[3]
Inception Date of Share Class	Apr. 08, 2005
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.03%
5 Year	0.74%
Since Inception	5.63%	[3]
Inception Date of Share Class	Apr. 08, 2005
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Year	1.37%
Since Inception	7.52%	[3]
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class
Average Annual Return:
1 Year	27.35%
5 Year	3.32%
10 Year	6.51%
Inception Date of Share Class	Dec. 31, 1997
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	27.34%
5 Year	2.24%
10 Year	5.59%
Inception Date of Share Class	Dec. 31, 1997
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.79%
5 Year	2.48%
10 Year	5.41%
Inception Date of Share Class	Dec. 31, 1997
(Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	26.85%
5 Year	4.47%
10 Year	6.33%
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	14.28%
5 Year	2.50%
10 Year	5.02%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.00%
5 Year	1.86%
10 Year	4.19%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.65%
5 Year	2.02%
10 Year	4.06%
Inception Date of Share Class	Jul. 26, 2004
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Average Annual Return:
1 Year	32.45%
5 Year
Since Inception	3.88%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	32.45%
5 Year
Since Inception	3.80%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	21.09%
5 Year
Since Inception	3.28%	[1]
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year
Since Inception	2.96%	[1]
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class
Average Annual Return:
1 Year	17.34%
5 Year	1.99%
Since Inception	6.22%	[2]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.21%
5 Year	1.33%
Since Inception	5.73%	[2]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.45%
5 Year	1.52%
Since Inception	5.28%	[2]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
Since Inception	5.70%	[2]
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Average Annual Return:
1 Year	27.05%
5 Year	1.74%
10 Year	8.43%
Inception Date of Share Class	Jul. 30, 2010
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	27.05%
5 Year	0.99%
10 Year	7.59%
Inception Date of Share Class	Jul. 30, 2010
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.58%
5 Year	1.29%
10 Year	7.18%
Inception Date of Share Class	Jul. 30, 2010
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Year	3.52%
10 Year	8.42%
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Average Annual Return:
1 Year	35.36%
5 Year	4.64%
10 Year	4.65%
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	35.36%
5 Year	3.01%
10 Year	3.71%
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	22.98%
5 Year	3.25%
10 Year	3.66%
Inception Date of Share Class	Mar. 31, 2008
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year	5.30%
10 Year	3.78%
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Average Annual Return:
1 Year	7.53%
5 Year	1.10%
Since Inception	6.77%	[3]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.94%
5 Year	0.63%
Since Inception	6.18%	[3]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.22%
5 Year	0.88%
Since Inception	5.73%	[3]
Inception Date of Share Class	Aug. 31, 2006
(Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Year	1.37%
Since Inception	7.52%	[3]
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	13.73%
5 Year	1.99%
10 Year	4.67%
Inception Date of Share Class	May 15, 1990
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.56%
5 Year	1.44%
10 Year	3.90%
Inception Date of Share Class	May 15, 1990
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.14%
5 Year	1.61%
10 Year	3.76%
Inception Date of Share Class	May 15, 1990
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class
Average Annual Return:
1 Year	14.39%
5 Year	1.79%
10 Year	0.91%
Inception Date of Share Class	Jul. 16, 2010
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.42%
5 Year	0.77%
10 Year	0.20%
Inception Date of Share Class	Jul. 16, 2010
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.74%
5 Year	1.41%
10 Year	0.60%
Inception Date of Share Class	Jul. 16, 2010
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Average Annual Return:
1 Year	31.78%
5 Year
Since Inception	3.44%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	31.78%
5 Year
Since Inception	3.36%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	20.66%
5 Year
Since Inception	2.90%	[1]
Inception Date of Share Class	Jan. 31, 2007
(Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Year
Since Inception	2.96%	[1]
(Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R
Average Annual Return:
1 Year	17.12%
5 Year	1.81%
Since Inception	6.08%	[2]
Inception Date of Share Class	Aug. 26, 2011
(Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R | (after taxes on distributions)
Average Annual Return:
1 Year	17.03%
5 Year	1.18%
Since Inception	5.62%	[2]
Inception Date of Share Class	Aug. 26, 2011
(Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.24%
5 Year	1.37%
Since Inception	5.17%	[2]
Inception Date of Share Class	Aug. 26, 2011
(Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
Since Inception	5.70%	[2]

[1]	Performance Since 1/31/2007
[2]	Performance Since 8/29/2003
[3]	Performance Since 10/31/2003